Certain Balance Sheet Items - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Accrued compensation	$ 518	$ 291
Accrued pre-clinical and clinical trial expenses	418	304
Accrued professional fees	782	285
Forward contract	453
Other accruals	80	110
Total accrued liabilities	$ 2,251	$ 990